Stock-Based Compensation - Summarizes the Company's restricted stock and restricted stock unit activity (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 30, 2021		Dec. 31, 2020		Jun. 30, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment award equity instruments other than options non vested outstanding	0				1,045,002
Restricted Stock And Restricted Stock Unit Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award equity instruments other than options vested and not issued	594,097		670,244
Adjustment to additional paid in capital equity instruments other than options vested and not issued	$ 1,774		$ 14,500
Share based compensation by share based payment award equity instruments other than options non vested outstanding	12,646,955	[1]	2,819,146	[2]		6,683,555
Vesting Over The Remaining Service Period [Member] | Restricted Stock And Restricted Stock Unit Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment award equity instruments other than options non vested outstanding	9,586,956		158,048
Annual Vesting Over Three To Seven Year Of Employment Or Upon Satisfaction Of Specified Performance Based Vesting Conditions [Member] | Restricted Stock And Restricted Stock Unit Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment award equity instruments other than options non vested outstanding	1,560,000		2,661,098

[1]	The unvested balance includes (a) 9,586,956 restricted stock units granted, which will vest annually over a three to seven year employment service period, only if and when an initial public offering or Acquisition (as defined in the 2015 Plan) occurs within seven to ten years of the date of grant, (b) 1,560,000 RSUs as described above, and (c) 1,500,000 RSUs as described above.
[2]	The unvested balance includes (a) 158,048 restricted stock and restricted stock units that will vest over their remaining service period, and (b) 2,661,098 restricted stock units granted, which will vest annually over a three to seven year employment service period or upon the satisfaction of specified performance-based vesting conditions, only if and when an initial public offering or Acquisition (as defined in the 2015 Plan) occurs within seven to ten years of the date of grant.